Investments in associates and joint venture - Statements of financial position of Tinka under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in associates [Line Items]
Current assets	$ 577,762	$ 620,380
Non-current assets	3,956,037	3,882,847
Current liabilities	(441,605)	(379,597)
Equity	3,169,211	3,162,941	$ 2,538,531	$ 2,799,857
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Non-current assets	42,475	42,735
Current liabilities	(350)	(473)
Equity	$ 47,716	$ 55,269